CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
27.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans, or advances. The amount restricted include share capital and statutory reserve of PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling RMB397,595,429 (US$63,171,552) as of December 31, 2011.

Balance sheets

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

ASSETS
Current assets:
Cash and cash equivalents	37,314	5,724	908
Other receivables	—	5,427	861
Due from a subsidiary	—	1,699	270

Total current assets	37,314	12,850	2,039

Non-current assets:
Investment in subsidiaries	598,728	609,934	96,910

TOTAL ASSETS	636,042	622,784	98,949

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	331	9,916	1,574

Total current liabilities	331	9,916	1,574

Shareholders’ equity:
Ordinary shares (par value US$0.0005 per share, 474,200,000 shares authorized and 162,171,942 share issued and outstanding as of December 31, 2010; 474,200,000 shares authorized and 157,906,470 shares issued and outstanding as of December 31, 2011)	597	581	92
Additional paid-in capital	460,981	469,107	74,534
Retained earnings	174,133	143,180	22,749

Total shareholders’ equity	635,711	612,868	97,375

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	636,042	622,784	98,949

Statements of operations

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

General and administrative expenses	(2,940)	(4,488)	(17,366)	(2,759)
Other expense, net	90	(2,327)	(1,336)	(212)
Equity in profit of subsidiaries	67,945	52,877	4,696	745

Income (loss) before tax	65,095	46,062	(14,006)	(2,226)

Income tax	—	—	—	—

Net income (loss)	65,095	46,062	(14,006)	(2,226)

Statements of cash flows

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net cash used in operating activities	(1,079)	(15,796)	(7,971)	(1,266)

Net cash used in investing activities	—	(203,788)	(1,247)	(198)

Net cash generated from (used in) financing activities	256,647	259	(22,372)	(3,555)

Net increase (decrease) in cash and cash equivalents	255,568	(219,325)	(31,590)	(5,019)

Cash at the beginning of year	1,071	256,639	37,314	5,928

Cash at the end of year	256,639	37,314	5,724	909

(a)	Basis of presentation

In the parent-only financial statements, the Company’s investment in subsidiaries and the VIE is stated at cost plus equity in undistributed earnings of subsidiaries and the VIE since inception. The parent-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries and the VIE under the equity method of accounting as prescribed in FASB ASC 323, “Investment-Equity Method and Joint Venture.” Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

The subsidiaries and the VIE did not pay any dividend to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b)	Commitments

The Company did not have any significant commitments or long-term obligations as of December 31, 2011.